Subsequent Events - Additional Information (Details) - Potential ordinary share transactions [member] $ / shares in Units, $ in Millions	2 Months Ended
Mar. 14, 2022 USD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Common stock repurchased during period | shares	560,000
Common stock repurchased purchase price | $	$ 56.4
Bottom of Range
Disclosure of non-adjusting events after reporting period [line items]
Common stock repurchased share price	$ 92.93
Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Common stock repurchased share price	$ 105.89